Segment and Customer Concentration Information - Segment Operating Results and Reconciliation to the Consolidated Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 13,951	$ 12,602
Depreciation and amortization	2,517	2,316
Operating gain (loss)	(86,875)	(62,615)
Other significant items:
Segment assets	510,351	51,864
Inventories, net	3,613	4,002
Reportable Segments
Revenue:
Revenue	18,715	15,551
Depreciation and amortization	2,523	2,316
Operating gain (loss)	(86,977)	(62,615)
Other significant items:
Segment assets	514,651	54,389
Inventories, net	3,613	4,002
Eliminations
Revenue:
Revenue	(4,764)	(2,949)
Depreciation and amortization	(6)	0
Operating gain (loss)	102	0
Other significant items:
Segment assets	(4,300)	(2,525)
Inventories, net	0	0
Autonomy Solutions
Revenue:
Revenue	11,387	9,666
Autonomy Solutions | Reportable Segments
Revenue:
Revenue	12,903	9,666
Depreciation and amortization	2,395	2,135
Operating gain (loss)	(86,661)	(62,874)
Other significant items:
Segment assets	511,676	52,171
Inventories, net	3,604	4,002
Autonomy Solutions | Eliminations
Revenue:
Revenue	(1,516)	0
Component Sales
Revenue:
Revenue	2,564	2,936
Component Sales | Reportable Segments
Revenue:
Revenue	5,812	5,885
Depreciation and amortization	128	181
Operating gain (loss)	(316)	259
Other significant items:
Segment assets	2,975	2,218
Inventories, net	9	0
Component Sales | Eliminations
Revenue:
Revenue	$ (3,248)	$ (2,949)